Expense Example - Nasdaq-100 Index	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	R6 Shares 1 Year	R6 Shares 3 Years	R6 Shares 5 Years	R6 Shares 10 Years
USD ($)	45	141	246	555	45	144	257	586	72	3,694	7,768	9,698	248	2,075	5,396	10,037	32	100	174	393